FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07215

                       Dryden Total Return Bond Fund, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                      Date of fiscal year-end: December 31

                     Date of reporting period: June 30, 2006




Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07215
Reporting Period: 07/01/2005 - 06/30/2006
Dryden Total Return Bond Fund, Inc.









============== DRYDEN TOTAL RETURN BOND FUND, INC. - ADVISOR: PIM ==============


CAESARS ENTERTAINMENT INC

Ticker:       CZR            Security ID:  700690AB6
Meeting Date: JUL 22, 2005   Meeting Type: WC
Record Date:  JUL 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Misc. management - Fund/Trust/Debtholders FOR       FOR        Management

========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Dryden Total Return Bond Fund, Inc.


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)





Judy A. Rice, President

* By Power of Attorney. Filed on June 30, 2006. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 28 to the filing on Form N-1A for Dryden Municipal Bond Fund (File No. 33-10649) filed via EDGAR on
June 30, 2006.


Date: August 28, 2006